Significant Accounting Policies - Convenience Translation, Cash & cash equivalents and time deposits (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash and cash equivalents and time deposits
"Convenience translation rate (USD to RMB)	6.3726		6.3726
Cash and cash equivalents and time deposits
Cash and cash equivalents	¥ 7,523,108,000	¥ 4,678,109,000	$ 1,180,540	$ 734,097	¥ 4,962,660,000	¥ 3,540,031,000
Time deposits	7,632,334,000	4,720,089,000	1,197,680
Restricted cash	0	0
PRC Subsidiaries and Variable Interest Entities
Cash and cash equivalents and time deposits
Cash and cash equivalents	¥ 1,554,500,000	¥ 2,144,500,000
Cash and cash equivalents held by PRC subsidiaries and VIEs (as a percent)	21.00%	46.00%
Cash held in accounts managed by online payment platforms
Cash and cash equivalents and time deposits
Cash and cash equivalents	¥ 50,700,000	¥ 42,000,000.0
Denominated in US dollars
Cash and cash equivalents and time deposits
Cash and cash equivalents	6,375,100,000	3,798,500,000	999,900	582,200
Time deposits	¥ 7,632,300,000	¥ 4,705,100,000	$ 1,197,100	$ 721,100